Allison L. Pristash
State Street
1 Lincoln Street
Mail Stop SUM0703
Boston, MA 02111
Tel +1 617 662 7031
APristash@StateStreet.com

November 13, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares iBonds Dec 2025 Term Muni Bond ETF, each dated November 9, 2018, do not differ from those contained in Post-Effective Amendment No. 1,990 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 9, 2018.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Allison L. Pristash

Allison L. Pristash

Assistant Secretary

cc: Benjamin J. Haskin, Esq.